CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman ETF Trust (1933 Act File No. 333-261613; 1940 Act File No. 811-29761) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to the series of the Registrant listed on Schedule A attached hereto would not have differed from those contained in Post-Effective Amendment No. 26 to the Registrant’s Registration Statement (“Amendment No. 26”) and (b) that Amendment No. 26 was filed electronically.

Dated: December 20, 2024	By: /s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary

SCHEDULE A

Neuberger Berman China Equity ETF
Neuberger Berman Commodity Strategy ETF
Neuberger Berman Core Equity ETF
Neuberger Berman Disrupters ETF
Neuberger Berman Energy Transition & Infrastructure
Neuberger Berman Global Real Estate ETF
Neuberger Berman Japan Equity ETF
Neuberger Berman Next Generation Connected Consumer ETF
Neuberger Berman Option Strategy ETF
Neuberger Berman Small-Mid Cap ETF